Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,183,298	$ 1,003,514
(Reversal)/Addition	(323,418)	191,562
Exchange difference	32,843	(11,778)
Ending balance	$ 892,723	$ 1,183,298